Fair Value of Financial Assets and Liabilities (Details) - Schedule of Consolidated Statements of Financial Position $ in Thousands	6 Months Ended
Jun. 30, 2023 CAD ($)
Consolidated Statements of Financial [Line Items]
2022 Secured Note including interest	$ 257,725
2023 Secured Note including interest	198,600
Flow-through share expenditures	9,737
Lease obligation	1,944
Total	468,006
Less than 1 year [Member]
Consolidated Statements of Financial [Line Items]
2022 Secured Note including interest	19,364
2023 Secured Note including interest
Flow-through share expenditures	9,737
Lease obligation	952
Total	30,053
1-3 years [Member]
Consolidated Statements of Financial [Line Items]
2022 Secured Note including interest	38,728
2023 Secured Note including interest	28,466
Flow-through share expenditures
Lease obligation	728
Total	67,922
3-5 years [Member]
Consolidated Statements of Financial [Line Items]
2022 Secured Note including interest	38,728
2023 Secured Note including interest	25,818
Flow-through share expenditures
Lease obligation	103
Total	64,649
Greater than 5 years [Member]
Consolidated Statements of Financial [Line Items]
2022 Secured Note including interest	160,905
2023 Secured Note including interest	144,316
Flow-through share expenditures
Lease obligation	161
Total	$ 305,382